Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Number of reportable segments									2
Revenues	$ 328,726	$ 330,839	$ 334,479	$ 341,091	$ 346,942	$ 354,177	$ 359,957	$ 239,467	$ 1,335,135	$ 1,300,543	$ 621,204
Cost of revenues (exclusive of depreciation and amortization)	154,671	155,343	165,554	157,048	158,946	159,185	161,917	101,216	632,616	581,264	233,999
Gross margin									702,519	719,279	387,205
Direct segment operating expenses									400,068	366,504	137,808
Segment operating income									302,451	352,775	249,397
Depreciation, Depletion and Amortization, Nonproduction									183,165	159,993	23,390
Restructuring, acquisition and integration-related costs									18,244	32,068	22,368
Corporate operating expenses									29,019	31,070	40,079
Income from operations	14,058	15,862	14,726	27,377	25,480	32,919	30,297	40,948	72,023	129,644	161,849
Business Services Segment
Segment Reporting Information
Revenues									1,017,425	924,698	159,756
Cost of revenues (exclusive of depreciation and amortization)									527,514	463,782	90,043
Gross margin									489,911	460,916	69,713
Direct segment operating expenses									332,542	293,211	47,599
Segment operating income									157,369	167,705	22,114
Consumer Services Segment
Segment Reporting Information
Revenues									317,710	375,845	461,448
Cost of revenues (exclusive of depreciation and amortization)									105,102	117,482	143,956
Gross margin									212,608	258,363	317,492
Direct segment operating expenses									67,526	73,293	90,209
Segment operating income									$ 145,082	$ 185,070	$ 227,283